UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2001
Institutional Investment Manager Filing this Report:
Name:		GW Capital, Inc.
Address:	10900 N.E. Eighth Street, Suite 235
		Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	January 30, 2002

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	16,681,000

			TITLE/			VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		X 1000	PRN AMT	SOLE	SHARED	NONE
American States Water	COM	029899101	350	10000	0	0	10000
CH Energy Group Inc	COM	12541M102	630	14500	8500	0	6000
Chicago Bridge & Iron	COM	167250109	828	31000	16000	0	15000
Community Health Sys	COM	203668108	765	30000	16000	0	14000
Comstock Resources	COM	205768203	609	87000	43000	0	44000
DQE Inc			COM	23329J104	587	31000	15000	0	16000
El Paso Corp		COM	28336L109	758	17000	9000	0	8000
Forest Oil Corp		COM	346091705	790	28000	16000	0	12000
Fremont General Corp	COM	357288109	1095	140000	65000	0	75000
Grey Wolf Inc		COM	397888108	475	160000	62000	0	98000
Imco Recycling Inc	COM	449681105	572	80000	40000	0	40000
LandAmerica Fin Group	COM	514936103	660	23000	11000	0	12000
Manor Care Inc		COM	564055101	688	29000	14000	0	15000
Oneok Inc		COM	682680103	714	40000	20000	0	20000
Owens-Illinois Inc	COM	690768403	709	71000	39000	0	32000
Potlatch Corp		COM	737628107	493	16800	8800	0	8000
Range Resources		COM	75281A109	592	130000	80000	0	50000
Sierra Health Services	COM	826322109	648	80000	40000	0	40000
Southwest Gas Corp	COM	844895102	760	34000	16000	0	18000
Sunrise Assisted Living	COM	86768K106	873	30000	15000	0	15000
Superior Energy Svcs	COM	868157108	778	90000	45000	0	45000
Ventas Inc		COM	92276F100	517	45000	25000	0	20000
Vertex Pharmaceuticals 	COM	92532F100	566	23000	13000	0	10000
Weis Markets Inc	COM	948849104	433	15500	7500	0	8000
Williams Companies	COM	969457100	791	31000	15000	0	16000